Class A Ordinary Shares Subject to Possible Redemption - Additional Information (FY) (Details) - Class A Common Stock - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Temporary equity shares authorized	500,000,000	500,000,000
Temporary equity par or stated value per share	$ 0.0001	$ 0.0001
Temporary equity shares outstanding (in shares)	635,778	48,300,000	48,300,000
Temporary Equity, Shares Issued	635,778	48,300,000	48,300,000